Right-of-use assets and associated lease liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right of use and associated liabilities [Abstract]
Lease liabilities	€ 305	€ 245	€ 200
Additions under new leases liabilities	185	143
Associated financial expenses lease liabilities	16	12
Disposals due to payments lease liabilities	(121)	(104)
Foreign exchanges effect lease liabilities	(16)	7
Consolidated scope change and other lease liabilities	(4)	(13)
Current lease liabilities	86	80
Non-current lease liabilities	219	165
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	296	238	196
Additions to right-of-use assets	190	143
Disposals to right of use assets	(20)	(17)
Transfers and other right of use assets	15	5
Depreciation, right-of-use assets	(102)	(93)
Increase decrease in rightofuse assets consolidation scope changes	(8)	(3)
Increase decrease through net exchange differences rightofuse assets	(17)	7
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	41	32	12
Additions to right-of-use assets	17	26
Disposals to right of use assets	(1)	0
Transfers and other right of use assets	0	0
Depreciation, right-of-use assets	(4)	(4)
Increase decrease in rightofuse assets consolidation scope changes	0	(3)
Increase decrease through net exchange differences rightofuse assets	(3)	1
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	73	80	83
Additions to right-of-use assets	18	25
Disposals to right of use assets	0	(7)
Transfers and other right of use assets	2	1
Depreciation, right-of-use assets	(23)	(24)
Increase decrease in rightofuse assets consolidation scope changes	(1)	0
Increase decrease through net exchange differences rightofuse assets	(3)	2
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	97	83	63
Additions to right-of-use assets	67	61
Disposals to right of use assets	(3)	(4)
Transfers and other right of use assets	3	1
Depreciation, right-of-use assets	(43)	(41)
Increase decrease in rightofuse assets consolidation scope changes	(3)	0
Increase decrease through net exchange differences rightofuse assets	(7)	3
Plant and machinery [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	81	39	33
Additions to right-of-use assets	81	27
Disposals to right of use assets	(16)	(6)
Transfers and other right of use assets	12	4
Depreciation, right-of-use assets	(27)	(20)
Increase decrease in rightofuse assets consolidation scope changes	(4)	0
Increase decrease through net exchange differences rightofuse assets	(4)	1
Office equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	4	4	€ 5
Additions to right-of-use assets	7	4
Disposals to right of use assets	0	0
Transfers and other right of use assets	(2)	(1)
Depreciation, right-of-use assets	(5)	(4)
Increase decrease in rightofuse assets consolidation scope changes	0	0
Increase decrease through net exchange differences rightofuse assets	€ 0	€ 0